Provisions (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of provision matrix [abstract]
Schedule of other provisions by type of provision
Set forth below is the detail, by type of provision, of the balances at 30 June 2021 and at 31 December 2020 of Provisions for taxes and other legal contingencies and Other provisions. The types of provision were determined by grouping together items of a similar nature:

	EUR million
	30-06-2021	31-12-2020
Provisions for taxes	609	600
Provisions for employment-related proceedings (Brazil)	432	437
Provisions for other legal proceedings	1,128	1,163
Provision for customer remediation	625	395
Regulatory framework-related provisions	24	69
Provision for restructuring	1,114	810
Other	946	951
	4,878	4,425